Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and equipment
4.	Property and equipment

As of March 31, 2024, and December 31, 2023, property and equipment, net, consisted of the following:

	March 31,	December 31,
	2024	2023
Land	$1,983,810	$1,839,596
Computers and equipment	1,425,774	1,425,774
Furniture and fixtures	143,874	143,874
Automobile	101,269	101,269
Leasehold improvements	656,255	499,310
Buildings	4,607,874	4,607,874
	8,918,856	8,761,911
Less - accumulated depreciation	(952,135)	(812,767)
Property and Equipment, net	$7,966,721	$7,949,144

Depreciation expense was $139,368 and $118,368 for the three months ended March 31, 2024 and 2023, respectively.

3.	Property and equipment

As of December 31, 2023 and 2022, property and equipment, net, consisted of the following:

	December 31,	December 31,
	2023	2022
Land	$1,983,810	$1,839,596
Buildings	4,607,874	4,162,088
Computers and equipment	1,425,774	1,321,708
Furniture and fixtures	143,874	143,874
Automobile	101,269	69,083
Leasehold improvements	499,310	95,991
	8,761,911	7,632,340
Less - accumulated depreciation	(812,767)	(309,290)
Property and Equipment, net	$7,949,144	$7,323,050

Depreciation expense was $503,477 and $263,387 for the years ended December 31, 2023 and 2022, respectively.